GREAT-WEST FUNDS, INC.

Great-West SecureFoundation® Lifetime 2015 Fund Investor Class (formerly Class G) Ticker: MXSJX Service Class (formerly Class G1) Ticker: MXSKX Class L Ticker: MXLEX	Great-West SecureFoundation® Lifetime 2040 Fund Investor Class (formerly Class G) Ticker: MXDSX Service Class (formerly Class G1) Ticker: MXESX Class L Ticker: MXLKX
Great-West SecureFoundation® Lifetime 2020 Fund Investor Class (formerly Class G) Ticker: MXSMX Service Class (formerly Class G1) Ticker: MXSPX Class L Ticker: MXLFX	Great-West SecureFoundation® Lifetime 2045 Fund Investor Class (formerly Class G) Ticker: MXSTX Service Class (formerly Class G1) Ticker: MXSWX Class L Ticker: MXLNX
Great-West SecureFoundation® Lifetime 2025 Fund Investor Class (formerly Class G) Ticker: MXSNX Service Class (formerly Class G1) Ticker: MXSOX Class L Ticker: MXLHX	Great-West SecureFoundation® Lifetime 2050 Fund Investor Class (formerly Class G) Ticker: MXFSX Service Class (formerly Class G1) Ticker: MXHSX Class L Ticker: MXLOX
Great-West SecureFoundation® Lifetime 2030 Fund Investor Class (formerly Class G) Ticker: MXSQX Service Class (formerly Class G1) Ticker: MXASX Class L Ticker: MXLIX	Great-West SecureFoundation® Lifetime 2055 Fund Investor Class (formerly Class G) Ticker: MXSYX Service Class (formerly Class G1) Ticker: MXSZX Class L Ticker: MXLPX
Great-West SecureFoundation® Lifetime 2035 Fund Investor Class (formerly Class G) Ticker: MXSRX Service Class (formerly Class G1) Ticker: MXSSX Class L Ticker: MXLJX

(the “Funds”)

Supplement dated June 2, 2017 to the Prospectus and Summary Prospectus for the

Funds, each dated May 1, 2017, and the Statement of Additional Information

for Great-West Funds, Inc., dated May 1, 2017

Catherine Tocher, Senior Vice President & Chief Investment Officer, recently announced her plan to retire on August 1, 2017 (the “Effective Date”). Therefore, as of the Effective Date, Ms. Tocher will no longer serve as a portfolio manager to the Funds. All references to Catherine Tocher in the Funds’ Prospectus, Summary Prospectus, and SAI are hereby deleted in their entirety as of the Effective Date.

As of the Effective Date, Jonathan Kreider, Portfolio Manager, will be the Chairperson of the Asset Allocation Committee.

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Summary Prospectus, each dated May 1, 2017, and the Statement of Additional Information for Great-West Funds, Inc., dated May 1, 2017.

Please keep this Supplement for future reference.